Other Income (Expenses), Net (Details) - Schedule of Other Income (Expenses), Net - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income (Expenses) Net [Abstract]
Cancellation of balances			$ (157,834)
Land treatments in Pacific Steel, Inc.	$ (5,045)	$ (3,327)	(2,088)
Republic employee benefits provision	(140,989)	0	0
Bad debt estimate	(20,322)	(21,983)	(19,398)
Other expenses	(2,922)	0	0
Other expenses	(169,278)	(25,310)	(179,320)
Sale of scrap	2,601	2,450	9,993
Recovery of losses	9,892	327	9,623
Profits from inventory sales	28,959	85,597	64,915
Other income	8,280	8,781	17,383
Other income	49,732	97,155	101,914
Other income and other (expenses), net	$ (119,546)	$ 71,845	$ (77,406)